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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Company

Investment Company Act file number:   811-21786

ING Global Advantage and Premium Opportunity Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Scottsdale, AZ 85258

(Address of principal executive offices)          (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	February 28
Date of reporting period:	November 30, 2005

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Global Advantage and Premium Opportunity Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of November 30, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 101.9%

		AUSTRALIA: 2.2%
8,689		Alinta Ltd.	$70,817
106,916		Amcor Ltd.	552,419
81,164		AMP Ltd.	461,442
16,094		Aristocrat Leisure Ltd.	146,242
3,710		Australian Gas Light Co., Ltd.	44,715
19,273		Australian Stock Exchange Ltd.	433,718
15,901		BHP Billiton Ltd.	255,774
93,994		BlueScope Steel Ltd.	490,448
79,788		Boral Ltd.	482,115
17,420		Brambles Industries Ltd.	124,558
12,270		Caltex Australia Ltd.	191,244
179,953		Centro Properties Group	838,248
34,809		Coca-Cola Amatil Ltd.	196,001
4,731		Cochlear Ltd.	138,889
38,264		Commonwealth Bank of Australia	1,180,648
3,053		CSL Ltd. Australia	89,153
15,034		Leighton Holdings Ltd.	180,002
38,137		National Australia Bank Ltd.	910,148
9,196		Publishing & Broadcasting Ltd.	112,482
115,697		Qantas Airways Ltd.	321,692
33,577		Telstra Corp., Ltd.	95,187
5,594		Woodside Petroleum Ltd.	143,712
25,716		Woolworths Ltd.	322,886
			7,782,540
		AUSTRIA: 0.2%
276		Boehler-Uddeholm AG	44,905
2,049		Erste Bank Der Oesterreichischen Sparkassen AG	108,890
7,123	@	IMMOFINANZ Immobilien Anlagen AG	67,420
2,366		OMV AG	130,013
5,188		Telekom Austria AG	117,120
469		Voestalpine AG	44,621
2,242		Wienerberger AG	85,773
			598,742
		BELGIUM: 0.5%
3,461		Belgacom SA	115,356
1,628		Delhaize Group	102,799
420		Electrabel	207,633
20,333		Fortis	602,407
455		Groupe Bruxelles Lambert SA	41,674
2,746		InBev	115,901
5,037		KBC Bancassurance Holding	436,773
1,472		Umicore	158,205
			1,780,748
		BERMUDA: 0.4%
4,900		Frontline Ltd.	198,228
27,600		Ingersoll-Rand Co.	1,093,788
			1,292,016
		DENMARK: 0.3%
22		AP Moller - Maersk A/S	206,447
850		Carlsberg A/S	44,235

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of November 30, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 101.9%(continued)

1,700		Danisco A/S	119,629
6,400		Danske Bank A/S	205,637
7,000		GN Store Nord	83,146
7,800		H Lundbeck A/S	160,870
2,700		TDC A/S	161,739
4,400	@	Vestas Wind Systems A/S	65,388
			1,047,091
		FINLAND: 0.6%
2,600		Elisa Oyj	49,360
5,400		Fortum Oyj	94,748
1,950	@	Neste Oil Oyj	56,742
66,400		Nokia Oyj	1,131,704
13,800		Outokumpu Oyj	185,051
8,500		Rautaruukki Oyj	172,968
7,100		Sampo Oyj	115,678
5,900		Wartsila Oyj	158,038
			1,964,289
		FRANCE: 3.7%
8,224		Air France-KLM	152,681
2,957	@	Atos Origin	198,428
23,261		AXA	698,538
23,198		BNP Paribas	1,827,944
17,198		Bouygues	820,193
6,550		Casino Guichard Perrachon SA	429,717
12,946		Cie de Saint-Gobain	746,591
1,489		Cie Generale d’Optique Essilor International SA	123,420
4,460		L’Oreal SA	321,418
3,518		Lafarge SA	300,626
2,305		Lagardere SCA	162,813
5,138		LVMH Moet Hennessy Louis Vuitton SA	438,518
3,171		Neopost SA	298,582
3,255		Pernod-Ricard	532,986
966		Pinault-Printemps-Redoute	103,814
6,510		Renault SA	505,926
16,212		Sanofi-Aventis	1,303,787
5,693		Sodexho Alliance SA	226,354
22,467		Suez SA	639,045
7,386		Thales SA	327,968
9,353		Total SA	2,333,399
713		Vinci SA	56,720
21,270		Vivendi Universal SA	613,769
			13,163,237
		GERMANY: 2.6%
259		Adidas-Salomon AG	45,424
4,272		Allianz AG	620,089
14,562		Commerzbank AG	429,279
7,052		Continental AG	597,275
9,326		Deutsche Bank AG	909,382
9,353		Deutsche Lufthansa AG	125,367
41,585		Deutsche Post AG	905,398
41,092		Deutsche Telekom AG	682,408
4,294		E.ON AG	408,491
474		Fresenius Medical Care AG	44,966
13,490	@	Infineon Technologies AG	120,683
11,788		MAN AG	586,907
3,677		Merck KGAA	302,583
2,269		Metro AG	101,514
4,354		Muenchener Rueckversicherungs AG	567,972
8,202		RWE AG	565,862
3,371		SAP AG	608,550
2,548		Siemens AG	192,757
61,261		ThyssenKrupp AG	1,231,585

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of November 30, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 101.9%(continued)

2,541		TUI AG	48,976
			9,095,468
		GREECE: 0.2%
1,670		Coca-Cola Hellenic Bottling Co. SA	43,594
13,700		EFG Eurobank Ergasias SA	434,367
3,700		Greek Organization of Footbal Prognostics SA	113,810
			591,771
		HONG KONG: 0.7%
123,600		Bank of East Asia Ltd.	369,103
63,000		Cathay Pacific Airways Ltd.	109,160
25,000		Esprit Holdings Ltd.	175,942
237,000		Hang Lung Properties Ltd.	354,723
14,000		Henderson Land Development	61,637
12,000		Hong Kong Exchanges and Clearing Ltd.	43,561
84,000		HongKong Electric Holdings	409,161
34,000		Hutchison Whampoa Ltd.	321,829
35,000		New World Development Ltd.	46,030
112,000		PCCW Ltd.	71,271
294,000		Sino Land Co.	347,159
4,500		Swire Pacific Ltd.	40,785
24,000		Techtronic Industries Co.	61,188
			2,411,549
		IRELAND: 0.3%
23,263		Allied Irish Banks PLC	502,018
8,023		CRH PLC	212,235
5,800	@	Grafton Group PLC	54,000
4,065		Irish Life & Permanent PLC	73,326
4,886		Kerry Group PLC	105,600
			947,179
		ITALY: 1.6%
17,563		Assicurazioni Generali S.p.A.	543,692
4,423	@	Autostrade S.p.A	99,636
16,735		Banca Antonveneta S.p.A.	516,529
113,210		Banca Intesa S.p.A.	545,317
111,536		Capitalia S.p.A.	623,277
81,969		Enel S.p.A.	645,555
38,438		ENI S.p.A.	1,041,490
7,391	@	Fiat S.p.A	60,007
24,402		Fineco S.p.A	227,581
17,290		Mediaset S.p.A.	181,856
128,750		Pirelli & C S.p.A	113,747
297,492		Telecom Italia S.p.A.	706,021
27,262		UniCredito Italiano S.p.A.	168,290
			5,472,998
		JAPAN: 10.2%
2,320		Acom Co., Ltd.	138,071
4,100		Aiful Corp.	310,735
16,000		Ajinomoto Co., Inc.	158,746
32,000		All Nippon Airways Co., Ltd.	106,864
28,000		Asahi Breweries Ltd.	334,357
64,000		Asahi Glass Co., Ltd.	734,226
42,000		Asahi Kasei Corp.	234,854
27,000		Bank of Kyoto Ltd.	297,878
4,000		Canon Sales Co., Inc.	83,568
6,400		Casio Computer Co., Ltd.	110,013
28		Central Japan Railway Co.	240,468
8,500		CSK Holdings Corp.	375,889
23,000		Daiichi Sankyo Co., Ltd.	419,999

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of November 30, 2005 (Unaudited)(continued)

Shares		Value

COMMON STOCK: 101.9%(continued)

29,000	Denki Kagaku Kogyo	113,464
24	East Japan Railway Co.	150,778
8,700	Eisai Co., Ltd.	334,756
60,000	Fujitsu Ltd.	437,882
1,600	Hakuhodo DY Holdings, Inc.	104,238
116,000	Hitachi Ltd.	782,398
800	Honda Motor Co., Ltd.	44,565
10,900	Ibiden Co., Ltd.	583,054
14,900	Isetan Co., Ltd.	293,825
87,000	Itochu Corp.	653,939
3,100	Jafco Co., Ltd.	219,125
71,000	Japan Airlines Corp.	178,749
17	Japan Tobacco, Inc.	227,731
16,600	JFE Holdings, Inc.	522,646
14,000	Kao Corp.	329,055
36,000	Kawasaki Kisen Kaisha Ltd.	212,727
28,000	Kintetsu Corp.	101,247
16,000	Kirin Brewery Co., Ltd.	171,699
93,000	Kobe Steel Ltd.	269,972
79,000	Kubota Corp.	616,932
27,400	Leopalace21 Corp.	877,440
29,000	Makita Corp.	713,220
97,000	Marubeni Corp.	478,863
18,300	Mediceo Paltac Holdings Co., Ltd.	253,268
46,000	Mitsubishi Chemical Holdings Corp.	269,492
50	Mitsubishi Tokyo Financial Group, Inc.	628,977
22,000	Mitsui Chemicals Inc.	121,661
21,000	Mitsui OSK Lines Ltd.	154,225
46,000	Mitsui Trust Holdings, Inc.	565,448
143	Mizuho Financial Group, Inc.	1,005,113
25,000	NGK Spark Plug Co., Ltd.	526,385
3,300	Nidec Corp.	237,182
32,000	Nikon Corp.	483,455
5,400	Nintendo Co., Ltd.	593,749
10,000	Nippon Electric Glass Co., Ltd.	203,655
20,000	Nippon Express Co., Ltd.	106,685
46,000	Nippon Oil Corp.	334,866
50	Nippon Paper Group, Inc.	174,302
124,000	Nippon Steel Corp.	418,828
219	Nippon Telegraph & Telephone Corp.	984,601
26,000	Nippon Yusen Kabushiki Kaisha	157,684
67,000	Nishi-Nippon City Bank Ltd.	397,341
92,000	Nisshin Steel Co., Ltd.	261,565
9,000	Nisshinbo Industries, Inc.	85,186
38,000	OJI Paper Co., Ltd.	195,385
225,000	Oki Electric Industry Co., Ltd.	749,147
2,100	ORIX Corp.	450,999
9,800	Promise Co., Ltd.	591,638
271	Resona Holdings, Inc.	871,773
4,000	Sankyo Co., Ltd.	201,395
22,000	Sekisui Chemical Co., Ltd.	150,402
83,000	Shimizu Corp.	544,749
69,000	Sompo Japan Insurance, Inc.	908,360
20,000	Sony Corp.	740,751
40,000	Sumitomo Corp.	473,334
40,000	Sumitomo Trust & Banking Co., Ltd.	335,875
22,000	Takashimaya Co., Ltd.	340,660
10,600	Takeda Pharmaceutical Co., Ltd.	581,374
31,000	Tanabe Seiyaku Co., Ltd.	298,974
23,000	Tokyo Electric Power Co., Inc.	553,294
7,500	Tokyo Electron Ltd.	454,048
232,000	Tokyo Gas Co., Ltd.	935,221
14,700	Tokyo Steel Manufacturing Co., Ltd.	190,487
45,000	Toppan Printing Co., Ltd.	493,614
73,000	Toshiba Corp.	382,898
47,000	Tosoh Corp.	208,447
68,000	Toyobo Co., Ltd.	176,289
40,000	Toyota Motor Corp.	1,934,214

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of November 30, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 101.9%(continued)

25,000		Toyota Tsusho Corp.	505,843
60,000		UNY Co., Ltd.	816,276
38		West Japan Railway Co.	145,490
71,000		Yamaha Motor Co., Ltd.	1,618,130
			35,776,708
		LUXEMBOURG: 0.1%
17,809	@	Arcelor	426,327
			426,327
		NETHERLANDS: 2.5%
30,797		Aegon NV	486,981
6,214		Akzo Nobel NV	278,373
15,370	@	ASML Holding NV	293,509
6,848		Buhrmann NV	90,746
2,015		Euronext NV	90,685
24,482	@	Koninklijke Ahold NV	183,414
39,201		Koninklijke Philips Electronics NV	1,092,451
77,894		Royal Dutch Shell PLC	2,402,534
60,340		Royal Dutch Shell PLC- B Shares	1,947,290
32,711		Royal KPN NV	322,898
5,814		TPG NV	156,400
12,458		Unilever NV	834,570
1,288		Wereldhave NV	121,025
17,601		Wolters Kluwer NV	351,237
			8,652,113
		NEW ZEALAND: 0.0%
10,047		Fletcher Building Ltd.	51,142
			51,142
		NORWAY: 0.2%
10,400		DNB NOR ASA	108,852
440		Norsk Hydro ASA	43,977
5,800		Norske Skogindustrier ASA	84,544
3,150		Orkla ASA	117,166
3,950	@	Petroleum Geo-Services ASA	111,172
9,100		Statoil ASA	198,164
11,400		Telenor ASA	106,445
2,200		Yara International ASA	33,555
			803,875
		PORTUGAL: 0.1%
50,492		Banco Comercial Portugues SA	125,445
27,874		Energias de Portugal SA	82,087
11,582		Portugal Telecom SGPS SA	106,335
			313,867
		SINGAPORE: 0.3%
58,000		CapitaLand Ltd.	112,289
95,000		ComfortDelgro Corp., Ltd.	84,190
24,000		Keppel Corp., Ltd.	165,671
7,000		Singapore Airlines Ltd.	48,369
100,000		Singapore Telecommunications Ltd.	148,145
55,000		United Overseas Bank Ltd.	470,808
			1,029,472
		SPAIN: 1.5%
5,468		Acesa Infraestructuras SA	144,635
1,539		ACS Actividades Cons y Serv	44,261
75,588		Banco Bilbao Vizcaya Argentaria SA	1,331,194
66,434		Banco Santander Central Hispano SA	841,736

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of November 30, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 101.9%(continued)

12,399		Ebro Puleva SA	218,394
4,440		Fomento de Construcciones y Contratas SA	245,470
633		Grupo Ferrovial SA	44,057
3,386		Inditex SA	99,580
1,428		Inmobiliaria Colonial	78,747
13,819		Repsol YPF SA	405,737
67,194		Telefonica SA	990,738
25,517		Union Fenosa SA	942,509
			5,387,058
		SWEDEN: 0.9%
9,600		Atlas Copco AB	170,996
7,000	@	Capio AB	123,471
2,700		Fabege AB	45,528
7,150		Hennes & Mauritz AB	223,186
1,600	@	Modern Times Group AB	61,887
5,000		Scania AB	173,120
4,600		Securitas AB	70,373
15,000		Skandia Forsakrings AB	82,135
8,000		SKF AB	103,978
1,400		Ssab Svenskt Stal AB	45,056
4,800		Svenska Cellulosa AB	166,272
26,700		Svenska Handelsbanken	591,776
5,200		Swedish Match AB	59,351
17,900		Tele2 AB	180,911
231,000		Telefonaktiebolaget LM Ericsson	749,879
3,700		Volvo AB	153,214
5,200		Volvo AB — B Shares	221,917
			3,223,050
		SWITZERLAND: 3.0%
41,579	@	Clariant AG	564,251
9,802		Compagnie Financiere Richemont AG	386,645
11,150		Credit Suisse Group	541,090
1,724	@	Logitech International SA	78,800
6,034		Nestle SA	1,782,348
21,042		Novartis AG	1,100,155
5,031		Phonak Holding AG	213,926
15,752		Roche Holding AG	2,358,500
1,033		Schindler Holding AG	399,918
11,029		STMicroelectronics NV	193,347
6,881		Swiss Reinsurance Co.	506,758
343		Swisscom AG	107,208
20,934		UBS AG	1,926,926
1,943	@	Zurich Financial Services AG	394,984
			10,554,856
		UNITED KINGDOM: 9.3%
15,548		Alliance Unichem PLC	199,801
9,286		Arriva PLC	91,878
21,240		AstraZeneca PLC	975,980
24,224		Aviva PLC	286,675
161,408		Barclays PLC	1,640,314
301,769		BP PLC	3,315,163
26,024		Brambles Industries PLC	175,862
41,772	@	British Airways PLC	224,965
54,479		British American Tobacco PLC	1,183,288
255,084		BT Group PLC	938,222
8,982		Cattles PLC	45,828
82,913		Compass Group PLC	302,378
1,543,057		Corus Group PLC	1,479,145
16,367		Davis Service Group PLC	128,792
2,977		Enterprise Inns PLC	44,813
16,013		Firstgroup PLC	94,657
16,784		Gallaher Group PLC	254,785

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of November 30, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 101.9%(continued)

11,299		GKN PLC	55,406
100,273		GlaxoSmithKline PLC	2,479,607
82,685		HBOS PLC	1,244,320
57,382		Hilton Group PLC	330,278
23,365		HMV Group PLC	75,405
136,699		HSBC Holdings PLC	2,183,025
18,387		Intercontinental Hotels Group PLC	248,309
370,768		International Power PLC	1,567,041
159,473		Kingfisher PLC	618,572
137,902		Legal & General Group PLC	278,007
44,466		LogicaCMG PLC	122,022
10,060	@	Marconi Corp PLC	65,366
5,674		National Express Group PLC	88,308
7,724		Pennon Group PLC	45,350
14,833		Persimmon PLC	282,039
338,649		Pilkington PLC	871,346
4,289		Provident Financial PLC	44,049
30,999		Prudential PLC	281,949
10,561		Reckitt Benckiser PLC	325,755
52,682		Rentokil Initial PLC	146,818
104,851		Rexam PLC	923,099
180,895		Royal & Sun Alliance Insurance Group PLC	354,283
57,610		Royal Bank of Scotland Group PLC	1,639,446
61,800		SABMiller PLC	1,092,825
33,021		Schroders PLC	505,019
54,187		Slough Estates PLC	509,762
45,478		Stagecoach Group PLC	92,294
155,855		Tesco PLC	814,839
92,034		Tomkins PLC	456,612
11,037		Travis Perkins PLC	241,179
89,867		Trinity Mirror PLC	942,367
27,447		Unilever PLC	268,029
805,779		Vodafone Group PLC	1,734,750
48,438		Yell Group PLC	411,818
			32,721,840
		UNITED STATES: 60.5%
13,200		3M Co.	1,035,936
26,100		Abbott Laboratories	984,231
16,400		Aetna, Inc.	1,516,836
35,300	@	Agilent Technologies, Inc.	1,258,798
60,100		Altria Group, Inc.	4,374,679
20,900		American Express Co.	1,074,678
43,600		American Intl. Group, Inc.	2,927,303
8,700		Amerisourcebergen Corp.	699,045
20,700	@	Amgen, Inc.	1,675,251
35,100	@	Apple Computer, Inc.	2,380,482
47,300		Archer-Daniels-Midland Co.	1,114,861
59,300		AT&T, Inc.	1,477,163
19,200		Autodesk, Inc.	801,024
32,000		Automatic Data Processing, Inc.	1,504,000
111,200		Bank of America Corp.	5,102,969
32,900		Bellsouth Corp.	896,854
26,900		Best Buy Co., Inc.	1,297,656
17,000	@	BMC Software, Inc.	348,330
34,700		Boeing Co.	2,366,193
18,500		Burlington Resources, Inc.	1,336,625
24,200		Cardinal Health, Inc.	1,547,590
6,700		Carnival Corp.	365,083
71,800		Cendant Corp.	1,275,886
73,400		Charles Schwab Corp.	1,119,350
58,600		ChevronTexaco Corp.	3,358,366
12,900		Chubb Corp.	1,249,236
107,500	@	Cisco Systems, Inc.	1,885,550
86,900		Citigroup, Inc.	4,218,994
13,200	@	Citrix Systems, Inc.	358,248
17,900	@	CMS Energy Corp.	250,242

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of November 30, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 101.9%(continued)

30,400	@	Coach, Inc.	1,046,672
71,600		Coca-Cola Co.	3,056,604
28,700		Colgate-Palmolive Co.	1,564,724
36,900	@	Comcast Corp.	974,160
14,100		Comerica, Inc.	813,147
30,300	@	Compuware Corp.	279,669
40,700		Conocophillips	2,462,757
13,500	@	Coventry Health Care, Inc.	804,195
10,500		Darden Restaurants, Inc.	375,690
89,500	@	Dell, Inc.	2,699,320
22,300		Devon Energy Corp.	1,342,460
5,600		Dominion Resources, Inc.	425,320
17,500		Dow Chemical Co.	791,875
15,500		Du Pont EI de Nemours & Co.	662,625
15,100		Duke Energy Corp.	405,586
18,700	@	eBay, Inc.	837,947
25,700		Edison Intl.	1,159,584
122,900	@	EMC Corp.	1,711,997
15,000		EOG Resources, Inc.	1,076,250
11,200		Equifax, Inc.	428,960
10,900		Exelon Corp.	567,236
12,500	@	Express Scripts, Inc.	1,055,750
127,200		Exxon Mobil Corp.	7,381,416
16,300		Fannie Mae	783,215
17,600		Federated Department Stores	1,133,968
24,700		Firstenergy Corp.	1,159,912
139,400		Ford Motor Co.	1,133,322
16,100		Freeport-McMoRan Copper & Gold, Inc.	838,971
12,300		General Dynamics Corp.	1,405,890
182,800		General Electric Co.	6,529,616
25,100		General Mills, Inc.	1,193,002
14,600		Genuine Parts Co.	646,926
18,400		Goldman Sachs Group, Inc.	2,372,864
13,700	@	Goodyear Tire & Rubber Co.	234,681
27,300		H&R Block, Inc.	667,212
13,900		Hasbro, Inc.	283,838
101,900		Hewlett-Packard Co.	3,023,373
28,400		HJ Heinz Co.	986,048
36,000		Home Depot, Inc.	1,504,080
13,400	@	Hospira, Inc.	591,610
13,700	@	Humana, Inc.	627,871
176,600		Intel Corp.	4,711,688
26,800		International Business Machines Corp.	2,382,520
15,200	@	Intuit, Inc.	814,264
123,300		iShares	7,095,915
19,700		JC Penney Co., Inc.	1,033,659
50,000		Johnson & Johnson	3,087,500
59,100		JPMorgan Chase & Co.	2,260,575
18,900	@	King Pharmaceuticals, Inc.	297,297
13,600		Lehman Brothers Holdings, Inc.	1,713,600
14,500		Lincoln National Corp.	753,710
23,100		Lockheed Martin Corp.	1,399,860
10,800		Loews Corp.	1,043,064
13,100		Lowe’s Cos., Inc.	883,988
19,400		Marathon Oil Corp.	1,150,226
57,000		McDonald’s Corp.	1,929,450
24,500		McGraw-Hill Cos., Inc.	1,299,725
23,500		Mckesson Corp.	1,182,050
19,700		Medtronic, Inc.	1,094,729
83,900		Merck & Co., Inc.	2,466,660
15,600		Merrill Lynch & Co., Inc.	1,036,152
36,000		Metlife, Inc.	1,851,840
7,800		MGIC Investment Corp.	507,780
154,900		Microsoft Corp.	4,292,279
10,500	@	Monster Worldwide, Inc.	408,450
43,000		Morgan Stanley	2,409,290
100,300		Motorola, Inc.	2,416,227
28,900		National Semiconductor Corp.	747,932

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of November 30, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 101.9%(continued)

8,000		Newmont Mining Corp.	368,960
41,200		News Corp.	610,172
3,600		Nicor, Inc.	144,360
13,500		Nike, Inc.	1,151,550
18,600		Nordstrom, Inc.	685,968
29,800	@	Novell, Inc.	231,844
14,100		Nucor Corp.	945,828
18,100		Occidental Petroleum Corp.	1,435,330
63,400	@	Oracle Corp.	796,938
21,200	@	Parametric Technology Corp.	124,020
55,600		PepsiCo, Inc.	3,291,520
123,900		Pfizer, Inc.	2,626,681
8,100		Phelps Dodge Corp.	1,098,927
15,400		PPG Industries, Inc.	935,242
57,800		Procter & Gamble Co.	3,305,582
24,500		Prudential Financial, Inc.	1,896,300
27,400		QUALCOMM, Inc.	1,245,878
7,200		Reynolds American, Inc.	640,944
15,200		Rockwell Collins, Inc.	694,640
10,500		Safeco Corp.	590,625
40,900	@	Sanmina-SCI Corp.	169,326
8,400		Schlumberger Ltd.	804,132
12,900		Scientific-Atlanta, Inc.	545,928
76,100	@	Solectron Corp.	273,199
52,600		Sprint Corp.	1,317,104
50,400		Staples, Inc.	1,164,240
12,000	@	Starbucks Corp.	365,400
9,500		Sunoco, Inc.	733,400
10,600		Supervalu, Inc.	346,832
14,900		Target Corp.	797,299
68,300		Texas Instruments, Inc.	2,218,384
78,900		Time Warner, Inc.	1,418,622
14,600		TXU Corp.	1,498,399
30,700		U.S. Bancorp	929,596
19,100		United Parcel Service, Inc.	1,487,891
17,700		United Technologies Corp.	952,968
46,200		Unitedhealth Group, Inc.	2,765,532
13,600		Valero Energy Corp.	1,308,320
49,600		Verizon Communications, Inc.	1,586,208
6,900		VF Corp.	390,885
26,700		Viacom, Inc.	891,780
26,500		Wachovia Corp.	1,415,100
42,000		Wal-Mart Stores, Inc.	2,039,520
27,100	@	WellPoint, Inc.	2,082,093
28,400		Wells Fargo & Co.	1,784,940
14,600		WM Wrigley Jr Co.	1,001,414
22,600		Wyeth	939,256
22,100		Yum! Brands, Inc.	1,078,259
			212,239,568

		Total Common Stock (Cost $349,319,454)	357,327,504

PREFERRED STOCK: 0.4%
		GERMANY: 0.4%
592		Fresenius Medical Care AG	48,665
1,293		Henkel KGaA	124,666
7,581		RWE AG	449,365
16,857		Volkswagen AG	642,450
			1,265,146
		Total Preferred Stock (Cost $1,248,053)	1,265,146

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of November 30, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 101.9%(continued)

RIGHTS: 0.0%

7,391	@	Fiat S.p.A	18

		Total Rights (Cost $0)	18

		Total Long-Term Investments (Cost $350,567,507)	358,592,668

Principal
Amount			Value

SHORT-TERM INVESTMENTS: 0.1%

	Repurchase Agreement: 0.1%
$257,000	Morgan Stanley Repurchase Agreement dated 11/30/05, 4.020%, due 12/01/05, $257,029 to be received upon repurchase (Collateralized by $265,000 Federal Farm Credit Bank, 2.350%, Market Value plus accrued interest $266,426, due 07/06/06.		$257,000

	Total Short-Term Investments (Cost $257,000)		257,000

	Total Investments In Securities
	(Cost $350,824,507)*	102.4%	$358,849,668
	Other Assets and Liabilities— Net	(2.4)	(8,246,549)

	Net Assets	100.0%	$350,603,119

	Certain foreign securities may have been fair valued in accordance with procedures approved by the Board of Directors/Trustees.

@	Non-income producing security
*	Cost for federal income tax purposes is the same as for financial statement purposes.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$11,345,562
	Gross Unrealized Depreciation	(3,320,401)
	Net Unrealized Appreciation	$8,025,161

Industry	Percentage of Net Assets
Advertising	0.0%
Aerospace/Defense	2.0
Agriculture	2.2
Airlines	0.4
Apparel	0.8
Auto Manufacturers	1.4
Auto Parts and Equipment	0.4
Banks	10.5
Beverages	2.5
Biotechnology	0.5

Building Materials	1.1
Chemicals	1.3
Commercial Services	1.5
Computers	3.8
Cosmetics/Personal Care	1.6
Distribution/Wholesale	0.9
Diversified Financial Services	5.7
Electric	3.4
Electrical Components and Equipment	0.4
Electronics	1.0
Engineering and Construction	0.6
Entertainment	0.2
Equity Funds	2.0
Food	2.6
Food Service	0.2
Forest Products and Paper	0.2
Gas	0.3
Hand/Machine Tools	0.4
Healthcare - Products	1.3
Healthcare - Services	2.3
Holding Companies - Diversified	0.4
Home Builders	0.1
Home Furnishings	0.2
Household Products/Wares	0.1
Insurance	4.9
Internet	0.2
Iron/Steel	1.9
Leisure Time	0.6
Lodging	0.1
Machinery - Construction and Minning	0.1
Machinery - Diversified	0.3
Media	2.3
Metal Fabricate/Hardware	0.0
Mining	0.7
Miscellaneous Manufacturing	2.7
Office/Business Equipment	0.1
Oil and Gas	9.7
Oil and Gas Services	0.3
Packaging and Containers	0.4
Pharmaceuticals	6.3
Real Estate	1.0
Real Estate Investment Trusts	0.0
Retail	5.0
Semiconductors	2.5
Software	2.9
Telecommunications	6.2
Textiles	0.1
Toys/Games/Hobbies	0.3

Transportation	1.3
Venture Capital	0.1
Repurchase Agreement	0.1
Other assets and liabilities, net	(2.4)
Total net assets	100.0%

Item 2. Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Global Advantage and Premium Opportunity Fund

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	January 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	January 27, 2005

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	January 27, 2005